Basis of Presentation and other significant accounting policies - Useful life of vessels (Details)	12 Months Ended
	Dec. 31, 2025 vessel cashGeneratingUnit	Dec. 31, 2023 vessel	Dec. 31, 2020	Dec. 31, 2024 vessel	Dec. 31, 2022 vessel
Basis of Presentation and other significant accounting policies
Acquired vessels used term			8 years
Remaining useful life of PPE (in years)	17 years
Number of vessels acquired		2
Number of vessels delivered		1
Number of cash generating unit | cashGeneratingUnit	2
Number of operating vessels	9	4		5	3
Vessels
Basis of Presentation and other significant accounting policies
Useful life of PPE	25 years	25 years
Acquired vessels used term	8 years
Remaining useful life of PPE (in years)			17 years
Jacking systems and main crane
Basis of Presentation and other significant accounting policies
Remaining useful life of PPE (in years)	3 years		3 years
Vessel One
Basis of Presentation and other significant accounting policies
Remaining useful life of PPE (in years)		17 years
Vessel Two
Basis of Presentation and other significant accounting policies
Useful life of PPE		14 years
Operating Wind Zaratan and Wind Keeper
Basis of Presentation and other significant accounting policies
Number of operating vessels	2